Gain (loss) on disposal of property, plant and equipment and intangible assets - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (loss) on disposal of property, plant and equipment and intangible assets
Gain (loss) on disposal of property, plant and equipment and intangible assets	R$ 121,935	R$ 169,289	R$ 184,189